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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009


Check here if Amendment           [ ] Amendment Number: _________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell           Dallas, TX               May 15, 2009
---------------------------       ------------------       -----------------
        (Signature)                 (City, State)               (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: 93,914 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number                    Name
--     --------------------       -------------------------------

1      28-12876                   TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
----------------------------  --------  ---------  --------  -------------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                              TITLE OF               VALUE   SHRS OR                    INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          CLASS      CUSIP     (X1000)  PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
----------------------------  --------  ---------  --------  -------  ------  --------  ----------  --------  ----  -------  ----
ALPHA NATURAL RESOURCES INC   COM       02076X102      4083  230,000    SH       N/A      DEFINED      1        0   230,000    0
ANADARKO PETE CORP            COM       032511107      1945   50,000    SH       N/A      DEFINED      1        0    50,000    0
CABOT OIL & GAS CORP          COM       127097103      4714  200,000    SH       N/A      DEFINED      1        0   200,000    0
CHESAPEAKE ENERGY CORP        COM       165167107     3,412  200,000    SH       N/A      DEFINED      1        0   200,000    0
CONSOL ENERGY INC             COM       20854P109     3,786  150,000    SH       N/A      DEFINED      1        0   150,000    0
DEVON ENERGY CORP NEW         COM       25179M103    11,173  250,000    SH       N/A      DEFINED      1        0   250,000    0
FLUOR CORP NEW                COM       343412102     2,038   59,000    SH       N/A      DEFINED      1        0    59,000    0
FOSTER WHEELER AG             COM       H27178104     2,306  132,000    SH       N/A      DEFINED      1        0   132,000    0
HALLIBURTON CO                COM       406216101     3,094  200,000    SH       N/A      DEFINED      1        0   200,000    0
MASSEY ENERGY CORP            COM       576206106     3,289  325,000    SH       N/A      DEFINED      1        0   325,000    0
MCMORAN EXPLORATION CO        COM       582411104       940  200,000    SH       N/A      DEFINED      1        0   200,000    0
OCCIDENTAL PETE CORP DEL      COM       674599105    11,130  200,000    SH       N/A      DEFINED      1        0   200,000    0
QUESTAR CORP                  COM       748356102     4,709  160,000    SH       N/A      DEFINED      1        0   160,000    0
SCHLUMBERGER                  COM       806857108     3,047   75,000    SH       N/A      DEFINED      1        0    75,000    0
SUNCOR ENERGY INC             COM       867229106     6,663  300,000    SH       N/A      DEFINED      1        0   300,000    0
TRANSOCEAN LTD                REG SHS   H8817H100    26,478  450,000    SH       N/A      DEFINED      1        0   450,000    0
WEATHERFORD INTERNATIONAL LT  REG       H27013103     1,107  100,000    SH       N/A      DEFINED      1        0   100,000    0